Subsequent Events (Details) $ / shares in Units, shares in Millions												1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Oct. 25, 2022 USD ($) $ / shares	Sep. 15, 2022 USD ($) shares	Sep. 02, 2022 shares	Sep. 01, 2022 USD ($) $ / shares shares	Aug. 29, 2022 USD ($) D $ / shares	Jul. 12, 2022 shares	Feb. 09, 2022 USD ($)	Feb. 09, 2022 EUR (€)	Jan. 07, 2022 USD ($) installment	Jan. 07, 2022 EUR (€) installment	Jun. 10, 2021 shares	Oct. 31, 2022 USD ($) shares	Sep. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	May 31, 2022 USD ($)	May 20, 2022 USD ($) shares	Mar. 07, 2022	Jan. 07, 2022 EUR (€)	Sep. 15, 2021	Aug. 30, 2021 USD ($)	May 20, 2021 USD ($)	Mar. 03, 2021
Subsequent Event [Line Items]
Principal														$ 33,598,000			$ 33,598,000		$ 57,811,000	$ 565,000
(Loss) gain on disposal of subsidiaries, net																	$ (180,000)	$ (1,446,000)
Tender offer cost							$ 60,300,000	€ 52,500,000
Common stock, par value (in dollars per share) | $ / shares														$ 0.001			$ 0.001		$ 0.001	$ 0.001
Revenue														$ 34,202,000		$ 30,128,000	$ 59,593,000	60,066,000	$ 114,080,000	$ 26,759,000	$ 44,566,000
Number of shares into which instrument is converted | shares																			45.9
PRC
Subsequent Event [Line Items]
Revenue														15,647,000		$ 5,074,000	28,882,000	$ 8,130,000	$ 29,712,000	$ 25,045,000	$ 2,693,000
Cash														12,400,000			12,400,000
YA II PN, Ltd
Subsequent Event [Line Items]
Gross proceeds												$ 43,700,000
Convertible promissory note and interest
Subsequent Event [Line Items]
Cost														67,640,000			67,640,000		54,319,000
US Hybrid
Subsequent Event [Line Items]
Number of common stock issued (in shares) | shares											6.6
Percentage of voting equity interests acquired											100.00%
Seven Stars Energy Ptd. Ltd. [Member]
Subsequent Event [Line Items]
Percentage of ownership interest							51.00%	51.00%
VIA Motors International, Inc. | Convertible Debenture
Subsequent Event [Line Items]
Principal																											$ 42,500,000
Interest rate																											4.00%
VIA Motors International, Inc. | Convertible promissory note and interest
Subsequent Event [Line Items]
Cost														$ 48,018,000			$ 48,018,000		$ 42,500,000								$ 42,500,000
Energica Motor Company, Inc. [Member]
Subsequent Event [Line Items]
Ownership percentage, equity method																										20.00%			20.00%
Ownership percentage threshold																								90.00%
Via Motor Note | Convertible Debenture
Subsequent Event [Line Items]
Principal																						$ 11,800,000					$ 42,500,000	$ 2,200,000
Interest rate														4.00%			4.00%					4.00%					4.00%
Convertible Debenture
Subsequent Event [Line Items]
Number of shares into which instrument is converted | shares																			9.4
Subsequent Event
Subsequent Event [Line Items]
Tender offer cost							$ 60,300,000	€ 52,500,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.001
Subsequent Event | Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Shares issued (in shares) | shares		150.0	60.0	60.0
Commitment fee		$ 1,500,000		$ 600,000
Transaction period			36 months	36 months
Purchase price equal to percentage of market price			95.00%	95.00%
Shares issued as a percentage of outstanding stock			19.90%	5.00%
Consecutive trading day period				3 days
Subsequent Event | YA PN II SDPA
Subsequent Event [Line Items]
Percentage of stock price trigger	3.00%
Consecutive trading days	5
Conversion price of common stock (in dollars per share) | $ / shares	$ 0.05
Annual rate	8.00%
Subsequent Event | Convertible Debenture | YA PN II SDPA
Subsequent Event [Line Items]
Cost	$ 4,875,000
Principal	$ 6,500,000
Percentage of stock price trigger	95.00%
Financing fee	$ 1,500,000
Subsequent Event | US Hybrid
Subsequent Event [Line Items]
Number of common stock issued (in shares) | shares						6.6
Equity interest percentage						100.00%
Subsequent Event | US Hybrid | YA PN II SDPA
Subsequent Event [Line Items]
Percentage of voting equity interests acquired	51.00%
Subsequent Event | Timios and Justly | YA II PN, Ltd
Subsequent Event [Line Items]
Percentage of voting equity interests acquired	12.00%
Subsequent Event | Justly
Subsequent Event [Line Items]
Percentage of voting equity interests acquired	3.00%
Subsequent Event | Seven Stars Energy Ptd. Ltd. [Member]
Subsequent Event [Line Items]
Percentage of ownership interest							51.00%	51.00%
Subsequent Event | VIA Motors International, Inc. | Convertible promissory note and interest
Subsequent Event [Line Items]
Cost													$ 29,100,000
Subsequent Event | Energica Motor Company, Inc. [Member]
Subsequent Event [Line Items]
Ownership percentage threshold																								90.00%
Subsequent Event | Timios | Orangegrid
Subsequent Event [Line Items]
Preferred stock, shares issued (in shares) | shares																							6.6
Investments																							$ 3,000,000
Subsequent Event | Forecast
Subsequent Event [Line Items]
(Loss) gain on disposal of subsidiaries, net															$ 500,000
Subsequent Event | Forecast | Energica Motor Company, Inc. [Member]
Subsequent Event [Line Items]
Ownership percentage, equity method													70.00%		70.00%
Subsequent Event | Forecast | Energica Founders [Member] | Energica Motor Company, Inc. [Member]
Subsequent Event [Line Items]
Ownership percentage, equity method													29.00%		29.00%
Subsequent Event | Via Motor Note | Convertible Debenture
Subsequent Event [Line Items]
Principal													$ 17,300,000									$ 11,800,000
Interest rate																						4.00%
Subsequent Event | Energica Loan Agreement
Subsequent Event [Line Items]
Principal									$ 5,700,000																€ 5,000,000.0
Periodic payment									$ 284,075	€ 250,000
Number of installments | installment									2	2
Subsequent Event | Convertible Debenture | YA II PN, Ltd
Subsequent Event [Line Items]
Periodic payment												0	0
Gross proceeds					$ 16,700,000
Conversion price (in dollars per share) | $ / shares					$ 1.50
Percentage of stock price trigger					85.00%
Consecutive trading days | D					7
Conversion price of common stock (in dollars per share) | $ / shares					$ 0.20
Remaining outstanding balance of instrument												$ 16,700,000	$ 16,700,000
Number of shares into which instrument is converted | shares												43.7	43.7
Subsequent Event | Convertible Debenture | YA PN II SDPA
Subsequent Event [Line Items]
Principal	$ 6,500,000
Conversion price (in dollars per share) | $ / shares	$ 0.05
Percentage of stock price trigger	95.00%
Consecutive trading day period	5 days
Net amount received on sale of convertible debenture	$ 4,875,000
Financing fee	1,500,000
Expenses incurred	$ 125,000
Subsequent Event | Euribor | Energica Loan Agreement
Subsequent Event [Line Items]
Interest rate									2.00%	2.00%
Subsequent Event | Maximum | Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Shares issued (in shares) | shares			5.0
Subsequent Event | Maximum | YA PN II SDPA
Subsequent Event [Line Items]
Annual rate	18.00%
Subsequent Event | Maximum | Convertible Debenture | YA PN II SDPA
Subsequent Event [Line Items]
Annual rate	18.00%
Subsequent Event | Minimum | Justly
Subsequent Event [Line Items]
Percentage of voting equity interests acquired	51.00%
Subsequent Event | Minimum | Convertible Debenture | YA PN II SDPA
Subsequent Event [Line Items]
Annual rate	8.00%